Deposits guarantee regime - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deposits Guarantee Regime [Abstract]
Contributions to the Deposits Guarantee Fund	$ 605,859	$ 606,763
Percentage of Shares in SEDESA	10.038%